Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Federal	$ (3,079)	$ (3,658)	$ 7,791
State	5,335	1,968	733
Foreign	20,311	14,599	9,518
Federal	4,703	10,720	15,612
State	(379)	2,820	4,296
Foreign	(2,815)	(841)	(4,071)
Total income tax expense	24,076	25,608	33,879
Internal Revenue Service (IRS) [Member]
Income Tax Disclosure [Line Items]
Total income tax expense			1,700
MEXICO | Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Total income tax expense	$ (2,200)	$ (3,300)